Note 8 - Segment Information (Details Textual) - segment	1 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Number of reportable segments	1
Archimedes Tech SPAC Partners II Co
Number of reportable segments		1